Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment
The Company’s property and equipment are comprised of the following:

	June 30, 2022
	Cost	Accumulated Amortization	Carrying amount
Computer equipment	$14,256	$10,679	$3,577
Furniture and equipment	1,957	1,600	357
Computer software	5,035	4,919	116
Office equipment	2,282	2,234	48
Leasehold improvements	4,294	3,197	1,097
	$27,824	$22,629	$5,195

	June 30, 2021
	Cost	Accumulated Amortization	Carrying amount
Computer equipment	$10,679	$7,335	$3,344
Furniture and equipment	1,770	1,447	323
Computer software	4,973	4,819	154
Office equipment	2,240	2,198	42
Leasehold improvements	3,499	2,733	766
	$23,161	$18,532	$4,629

Summary of Detailed Information Reconciliation of Changes in Property Plant and Equipment Explanatory
The following table summarizes property and equipment activity for the years ended June 30, 2022 and 2021:

	Year ended June 30, 2022
	Carrying amount, opening	Acquired (note 3)	Additions	Amortization	Carrying amount, ending
Computer equipment	$3,344	$955	$1,923	$(2,645)	$3,577
Furniture and equipment	323	184	3	(153)	357
Computer software	154	35	27	(100)	116
Office equipment	42	14	28	(36)	48
Leasehold improvements	766	770	25	(464)	1,097
	$4,629	$1,958	$2,006	$(3,398)	$5,195

	Year ended June 30, 2021
	Carrying amount, opening	Additions	Amortization	Carrying amount, ending
Computer equipment	$3,492	$2,102	$(2,250)	$3,344
Furniture and equipment	619	3	(299)	323
Computer software	283	143	(272)	154
Office equipment	49	28	(35)	42
Leasehold improvements	1,120	10	(364)	766
	$5,563	$2,286	$(3,220)	$4,629